Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2024.

	December 31, 2024		December 31, 2023		December 31, 2022
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	99,013	83,578	110,004	88,682	106,748	91,983

Change in projected benefit obligation
Projected benefit obligation at beginning of year	110,004	88,682	106,748	91,983	157,478	125,968
Service cost	—	54	—	76	—	130
Interest cost	5,134	4,385	5,367	4,786	3,026	3,114
Benefits paid	(7,961)	(3,324)	(7,829)	(3,244)	(9,153)	(5,774)
Actuarial (gain) loss	(7,453)	(6,219)	3,368	(4,919)	(37,425)	(31,455)
Foreign exchange translation adjustment	(711)	—	2,350	—	(7,178)	—
Projected benefit obligation at end of year	99,013	83,578	110,004	88,682	106,748	91,983

Change in plan assets
Fair value of plan assets at beginning of year	136,653	—	137,294	—	179,025	—
Actual return on plan assets	(1,501)	—	3,725	—	(24,574)	—
Employer contribution	153	3,324	386	3,244	207	5,774
Benefits paid	(7,961)	(3,324)	(7,829)	(3,244)	(9,153)	(5,774)
Foreign exchange translation adjustment	(925)	—	3,077	—	(8,211)	—
Fair value of plan assets at end of year	126,419	—	136,653	—	137,294	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in accrued interest and other assets	27,417	—	26,661	—	30,581	—
Accrued pension benefit cost included in employee benefit plans liability	(11)	(83,578)	(12)	(88,682)	(35)	(91,983)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	27,406	(83,578)	26,649	(88,682)	30,546	(91,983)

Schedule of amounts recognized in accumulated other comprehensive loss

		Year ended
		December 31, 2024		December 31, 2023		December 31, 2022
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes		(48,969)	22,022	(51,165)	18,114	(47,452)	14,528
Net prior service credit (cost)		(313)	(5,770)	(398)	(6,294)	(453)	(6,818)
Net amount recognized in accumulated other comprehensive income (loss)		(49,282)	16,252	(51,563)	11,820	(47,905)	7,710

Annual benefit expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	—	54	—	76	—	130
Interest cost	Non-service employee benefits expense	5,134	4,385	5,367	4,786	3,026	3,114
Expected return on plan assets	Non-service employee benefits expense	(6,240)	—	(6,117)	—	(6,632)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,358	524	2,284	524	2,218	1,444
Amortization of prior service (credit) loss	Non-service employee benefits expense	79	(2,311)	79	(1,333)	81	524
(Gain) loss on settlement	Net other gains (losses)/Non-service employee benefits expense	—	—	—	—	(907)	—
Defined benefit (income) expense		1,331	2,652	1,613	4,053	(2,214)	5,212
Defined contribution expense		8,363	—	8,525	—	7,825	—
Total benefit (income) expense		9,694	2,652	10,138	4,053	5,611	5,212
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year		(288)	6,219	(5,762)	4,919	6,218	31,455
Net loss (gain) on settlement reclassified to net income		—	—	—	—	(907)	—
Amortization of net actuarial (gains) losses		2,358	524	2,284	524	2,218	1,444
Amortization of prior service (credit) cost		79	(2,311)	79	(1,333)	81	524
Foreign exchange adjustment		132	—	(259)	—	885	—
Total changes recognized in other comprehensive income (loss)		2,281	4,432	(3,658)	4,110	8,495	33,423

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	4.85%	5.16%	5.20%	5.37%	2.30%	2.88%
Weighted average rate of compensation increases[1]	3.20%	N/A	3.00%	N/A	3.00%	N/A
Weighted average expected long-term rate of return on plan assets	5.80%	N/A	6.30%	N/A	4.45%	N/A
Weighted average annual medical cost increase rate	N/A	6.8% to 4.5% in 2040	N/A	6.9% to 4.5% in 2040	N/A	7.0% to 4.5% in 2040

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	5.55%	5.67%	4.85%	5.16%	5.20%	5.37%
Weighted average rate of compensation increases[1]	3.20%	N/A	3.00%	N/A	3.00%	N/A
Weighted average annual medical cost increase rate	N/A	6.6% to 4.5% in 2040	N/A	6.8% to 4.5% in 2040	N/A	6.9% to 4.5% in 2040
[1]Only the UK subsidiary plan is impacted by potential future compensation increases.

Schedule of allocation of plan assets

	December 31, 2024		December 31, 2023
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	70%	74%	70%	74%
Equity securities (including equity mutual funds)	20%	9%	20%	9%
Other	10%	17%	10%	17%
Total	100%	100%	100%	100%
The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in "Note 2: Significant accounting policies", except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2024				December 31, 2023
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	30,748	—	30,748	—	34,278	—	34,278
Non-US governments debt securities	—	39,127	—	39,127	—	44,383	—	44,383
Corporate debt securities	—	19,137	—	19,137	—	17,604	—	17,604
Equity securities and mutual funds	1,066	24,790	—	25,856	926	25,986	—	26,912
Other	497	833	10,221	11,551	410	1,244	11,822	13,476
Total fair value of plans' assets	1,563	114,635	10,221	126,419	1,336	123,495	11,822	136,653

Schedule of expected benefit payments
Estimated 2025 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2025	—	5,323
Estimated benefit payments by year:
2025	7,400	5,323
2026	7,300	5,544
2027	7,900	5,744
2028	7,400	5,905
2029	7,500	6,054
2030-2034	36,200	31,721